SUPPLIER FINANCE PROGRAMS (Tables)	12 Months Ended
Dec. 31, 2025
SUPPLIER FINANCE PROGRAMS
Schedule of carrying amount of liabilities that are part of supplier finance arrangements

	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Presented as trade payables
Opening balance	—	240,318	9,566,419
Added during the year	240,318	1,850,518	73,664,185
Settled during the year	—	(1,232,228)	(49,051,710)
Ending balance	240,318	858,608	34,178,894
In which: Suppliers have subsequently received payment	64,230	436,914	17,392,381

Schedule of range of payment due dates and the interest charged

	As of December 31,
	2024	2025
Liabilities that are part of the arrangement	Less than 180 days	Less than 180 days
Interest charged under the arrangement	9.94%	From 9.64% to 12.97%